UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23402

Name of Fund:  BlackRock ETF Trust
iShares Government Money Market ETF
iShares Prime Money Market ETF

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2025

Date of reporting period: 04/30/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

iShares Government Money Market ETF

GMMF | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Government Money Market ETF (the “Fund”) for the period of February 4, 2025 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Government Money Market ETF	$5Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$42,172,046
Number of Portfolio Holdings...
43
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.15%
   7-Day Yield...
4.15%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
40.3%
U.S. Treasury Obligations...
37.0
U.S. Government Sponsored Agency Obligations...
23.4
Liabilities in Excess of Other Assets...
(0.7)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

iShares Government Money Market ETF

GMMF | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

GMMF-04/25-SAR

iShares Prime Money Market ETF

PMMF | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Prime Money Market ETF (the “Fund”) for the period of February 4, 2025 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Prime Money Market ETF	$5Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$185,775,672
Number of Portfolio Holdings...
107
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.31%
   7-Day Yield...
4.31%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
51.5%
Commercial Paper...
23.8
Certificates of Deposit...
22.1
Corporate Bonds...
0.4
Other Assets Less Liabilities...
2.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

iShares Prime Money Market ETF

PMMF | NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

PMMF-04/25-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
April 30, 2025
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
Not FDIC Insured - May Lose Value - No Bank Guarantee
BlackRock ETF Trust
iShares Government Money Market ETF | GMMF | NYSE Arca
iShares Prime Money Market ETF | PMMF | NYSE Arca

Table of Contents
Page

Schedule of Investments
(unaudited)
April 30, 2025
iShares Government Money Market ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Agency Obligations — 23.4%
Federal Farm Credit Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.33%),
4.69% ,  12/29/25 ................. USD 1,125 $ 1,127,166
(1-day SOFR at 0.00% Floor + 0.11%),
4.47% ,  02/23/26 ................. 460 460,273
(1-day SOFR at 0.00% Floor + 0.10%),
4.46% ,  06/03/26 ................. 250 250,073
(1-day SOFR at 0.00% Floor + 0.14%),
4.49% ,  01/08/27 ................. 500 500,853
Federal Home Loan Bank Discount Notes
(b)
4.27% ,  06/25/25 ................... 1,000 993,498
4.23% ,  07/11/25 ................... 520 515,694
4.24% ,  07/18/25 ................... 420 416,184
4.24% , 07/30/25 ................... 1,500 1,484,302
4.08% ,  10/20/25 ................... 1,250 1,226,273
3.95% ,  12/01/25 ................... 350 342,026
3.95% ,  12/12/25 ................... 850 829,643
Federal Home Loan Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor - 0.01%),
4.35% ,  06/05/25 ................. 500 499,994
(1-day SOFR at 0.00% Floor + 0.00%),
4.36% ,  07/22/25 ................. 500 500,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% ,  08/11/25 ................. 100 100,006
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% ,  08/12/25 ................. 100 100,006
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% ,  10/21/25 ................. 180 180,001
(1-day SOFR at 0.00% Floor + 0.12%),
4.48% ,  02/10/27 ................. 250 249,998
(1-day SOFR at 0.00% Floor + 0.07%),
4.43% ,  03/25/27 ................. 65 64,999
(1-day SOFR at 0.00% Floor + 0.12%),
4.48% ,  04/09/27 ................. 45 44,987
Total U.S. Government Sponsored Agency Obligations — 23.4%
(Cost: $9,884,187) ............................... 9,885,976
U.S. Treasury Obligations
U.S. Treasury Bills
(b)
3.73%, 05/08/25 ................... 2,000 1,998,365
4.00%, 05/15/25 ................... 2,000 1,996,722
4.14%, 05/27/25 ................... 2,000 1,993,895
4.21%, 06/12/25 ................... 1,000 995,063
4.23%, 07/10/25 ................... 700 694,290
4.23%, 07/15/25 ................... 100 99,127
4.22%, 07/17/25 ................... 500 495,531
4.24%,  08/05/25 ................... 1,300 1,285,515
4.26%, 08/12/25 ................... 550 543,400
4.26%, 08/26/25 ................... 372 367,238
4.31%, 09/02/25 ................... 700 690,314
4.19%, 09/18/25 ................... 330 324,743
4.19%, 09/25/25 ................... 166 163,230
3.91%, 02/19/26 ................... 750 726,893
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.13%),
4.40%, 07/31/25
(a)
................ 1,700 1,700,030
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
4.44%, 10/31/25
(a)
................ 1,100 1,100,409
0.50%, 02/28/26 ................... 30 29,149
4.63%, 02/28/26 ................... 30 30,148
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
4.37%, 01/31/27
(a)
................ USD 350 $ 349,831
Total U.S. Treasury Obligations — 37.0%
(Cost: $15,583,212) ............................... 15,583,893
Total Repurchase Agreements — 40.3%
(Cost: $17,000,000) ............................... 17,000,000
Total Investments — 100.7%
(Cost: $42,467,399 ) ............................... 42,469,869
Liabilities in Excess of Other Assets — (0.7)% ............. (297,823)
Net Assets — 100.0% ...............................
$ 42,172,046
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares Government Money Market ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
02/04/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares
(a)
............ $ — $ 1,296,653 $ (1,296,653) $ — $ — $ — — $ — $ —
— —
(a)
As of period end, the entity is no longer held.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4.38% 04/30/25 05/01/25 $ 3,000 $ 3,000,000 $ 3,000,365
U.S. Government
Sponsored Agency
Obligations, 2.50% to
7.50%, due 02/20/40 to
04/20/55 ......... $ 6,882,580 $ 3,060,000
– –
BNP Paribas SA .... 4.38 04/30/25 05/01/25 5,000 5,000,000 5,000,609
U.S. Government
Sponsored Agency
Obligations, 3.00% to
7.50%, due 11/15/29 to
01/20/64 ......... 49,933,572 5,100,208
– –
Goldman Sachs & Co.
LLC ........... 4.38 04/30/25 05/01/25 5,000 5,000,000 5,000,608
U.S. Government
Sponsored Agency
Obligations, 4.50% to
6.00%, due 05/15/34 to
01/20/53 ......... 21,972,245 5,100,001
– –
JP Morgan Securities
LLC ........... 4.38 04/30/25 05/01/25 2,000 2,000,000 2,000,243
U.S. Government
Sponsored Agency
Obligations, 3.00% to
5.00%, due 11/20/42 to
12/20/54 ......... 8,249,970 2,040,000
– –
Wells Fargo Securities
LLC ........... 4.38 04/30/25 05/01/25 2,000 2,000,000 2,000,243
U.S. Government
Sponsored Agency
Obligation, 5.50%, due
11/01/54 ......... 2,155,635 2,060,000
– –
$ 17,000,000 $ 17,360,209
– –

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares Government Money Market ETF
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 17,000,000 $ — $ 17,000,000
U.S. Government Sponsored Agency Obligations ................... — 9,885,976 — 9,885,976
U.S. Treasury Obligations ................................... — 15,583,893 — 15,583,893
$ — $ 42,469,869 $ — $ 42,469,869

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2025
iShares Prime Money Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 2.4%
(a)
Bank of America NA
(1-day SOFR + 0.25%), 4.61% , 11/17/25 ... USD 1,000 $ 999,903
(1-day SOFR + 0.40%), 4.76% , 01/09/26 ... 500 500,042
(1-day SOFR + 0.34%), 4.67% , 04/27/26 ... 1,000 999,305
(1-day SOFR + 0.42%), 4.78% , 05/06/26 ... 1,000 999,958
Citibank NA , (1-day SOFR at 0.00% Floor +
0.41%), 4.77% , 04/22/26 .............. 1,000 1,000,063
4,499,271
Yankee — 19.7%
(b)
Banco Santander SA, New York , 4.36% , 11/03/25 1,000 999,722
Bank of Montreal, Chicago , (1-day SOFR +
0.47%), 4.83% , 05/20/26
(a)
............ 1,000 1,000,198
Bank of Nova Scotia (The), Houston
(a)
(1-day SOFR at 0.00% Floor + 0.30%),
4.66% , 02/10/26 ................. 1,000 999,326
(1-day SOFR at 0.00% Floor + 0.40%),
4.76% , 04/10/26 ................. 1,000 1,000,029
Barclays Bank plc, New York , (1-day SOFR +
0.44%), 4.80% , 04/21/26
(a)
............ 1,000 999,851
BNP Paribas SA, New York
4.42% , 09/19/25 ................... 1,000 1,000,028
4.36% , 10/01/25 ................... 1,000 999,823
Canadian Imperial Bank of Commerce, New
York
(a)
(1-day SOFR + 0.25%), 4.61% , 12/12/25 ... 500 499,842
(1-day SOFR at 0.00% Floor + 0.31%),
4.67% , 02/06/26 ................. 1,000 999,754
(1-day SOFR at 0.00% Floor + 0.46%),
4.82% , 05/15/26 ................. 1,000 1,000,400
(1-day SOFR at 0.00% Floor + 0.47%),
4.83% , 05/22/26 ................. 1,000 1,000,306
Commonwealth Bank of Australia, New York ,
(1-day SOFR + 0.27%), 4.63% , 01/27/26
(a)
.. 1,000 999,758
Cooperatieve Rabobank UA, New York ,
4.43% , 02/10/26 ................... 1,000 1,001,467
Credit Agricole Corporate & Investment Bank SA,
New York , 4.45% , 07/31/25 ............ 1,000 1,000,054
Deutsche Bank AG, New York
(a)
(1-day SOFR + 0.37%), 4.72% , 06/11/25 ... 1,000 1,000,183
(1-day SOFR + 0.24%), 4.64% , 08/12/25 ... 1,000 1,000,015
DZ Bank AG, New York , 4.39% , 06/30/25 ..... 1,000 999,954
Landesbank Baden-Wuerttemberg, New York ,
4.42% , 09/03/25 ................... 1,000 1,000,155
Lloyds Bank Corporate Markets plc, New York
(1-day SOFR + 0.27%), 4.63% , 03/05/26
(a)
.. 500 499,733
4.38% , 03/26/26 ................... 1,000 1,001,445
Mitsubishi UFJ Trust & Banking Corp., New York ,
(1-day SOFR + 0.25%), 4.61% , 09/02/25
(a)
.. 1,000 1,000,155
Mizuho Bank Ltd. New York
4.44% , 05/20/25 ................... 1,000 999,986
(1-day SOFR + 0.35%), 4.71% , 02/06/26
(a)
.. 1,000 999,784
Natixis SA, New York , 4.38% , 09/03/25 ...... 500 499,895
Nordea Bank Abp, New York , (1-day SOFR +
0.25%), 4.61% , 03/17/26
(a)
............ 500 499,619
Oversea-Chinese Banking Corp. Ltd., New York
4.40% , 05/05/25 ................... 1,000 1,000,009
(1-day SOFR + 0.24%), 4.60% , 11/10/25
(a)
.. 1,000 999,707
Royal Bank of Canada, New York , (1-day SOFR
+ 0.28%), 4.64% , 04/07/26
(a)
........... 1,000 999,047
Standard Chartered Bank, New York
(1-day SOFR + 0.28%), 4.64% , 11/03/25
(a)
.. 1,000 999,760
4.60% , 02/11/26 ................... 500 501,134
Security
Par (000)
Par (000) Value
Yankee (continued)
Sumitomo Mitsui Banking Corp., New York
4.36% , 12/12/25 ................... USD 500 $ 500,015
4.43% , 12/18/25 ................... 500 500,251
(1-day SOFR + 0.33%), 4.69% , 01/02/26
(a)
.. 1,000 999,901
Sumitomo Mitsui Trust Bank Ltd., New York ,
4.43% , 05/07/25 ................... 1,000 1,000,015
Svenska Handelsbanken, New York
(a)
(1-day SOFR at 0.00% Floor + 0.27%),
4.63% , 01/23/26 ................. 1,000 999,423
(1-day SOFR at 0.00% Floor + 0.24%),
4.60% , 03/04/26 ................. 500 499,443
(1-day SOFR + 0.40%), 4.76% , 04/22/26 ... 1,000 1,000,041
Toronto-Dominion Bank (The), New York
(a)
(1-day SOFR + 0.26%), 4.62% , 11/04/25 ... 1,000 999,849
(1-day SOFR + 0.30%), 4.66% , 03/20/26 ... 1,000 999,012
(1-day SOFR + 0.28%), 4.64% , 04/13/26 ... 500 499,334
(1-day SOFR + 0.45%), 4.81% , 05/04/26 ... 1,000 1,000,486
36,498,909
Total Certificates of Deposit — 22 .1%
(Cost: $ 40,999,966 ) ............................... 40,998,180
Commercial Paper
AbbVie, Inc. , 4.63% , 05/01/25
(c) (d)
.......... 600 599,924
Alinghi Funding Co. LLC , 4.47% , 10/16/25
(c) (d)
.. 1,000 979,703
Australia & New Zealand Banking Group Ltd.
(a)(d)
(1-day SOFR + 0.15%), 4.51% , 08/27/25 ... 1,000 999,751
(1-day SOFR + 0.24%), 4.60% , 03/12/26 ... 1,000 999,091
Bank of Montreal (1-day SOFR + 0.28%), 4.64% ,
04/08/26
(a) (d)
...................... 1,000 998,543
Bank of New York Mellon (The) (1-day SOFR +
0.25%), 4.61% , 03/26/26
(a)
............ 1,000 999,254
Bank of Nova Scotia (The) (1-day SOFR +
0.23%), 4.59% , 03/06/26
(a) (d)
........... 400 399,470
BPCE SA , 4.48% , 07/03/25
(c) (d)
............ 1,000 992,205
Britannia Funding Co. LLC (1-day SOFR +
0.25%), 4.61% , 08/06/25
(a) (d)
........... 1,000 1,000,022
Canadian Imperial Bank of Commerce (1-day
SOFR + 0.17%), 4.53% , 05/12/25
(a) (d)
..... 1,000 1,000,033
Chesham Finance Ltd. , 4.42% , 05/05/25
(c) (d)
... 1,000 999,395
Concord Minutemen Capital Co. LLC , 4.53% ,
06/09/25
(c) (d)
...................... 1,000 995,059
Danske Bank A/S , 4.46% , 06/03/25
(c) (d)
...... 1,000 995,860
Dexia SA , 4.48% , 09/02/25
(c) (d)
............ 1,000 984,904
First Abu Dhabi Bank PJSC , 4.44% , 07/01/25
(c)
. 1,000 992,521
Fiserv, Inc. , 4.69% , 05/09/25
(c) (d)
........... 750 749,135
ING US Funding LLC (1-day SOFR + 0.24%),
4.60% , 11/14/25
(a) (d)
................. 1,000 999,584
Korea Development Bank (The) , 4.39% ,
05/05/25
(c)
....................... 1,000 999,399
Legacy Capital Co. LLC (1-day SOFR + 0.35%),
4.71% , 11/06/25
(a) (d)
................. 1,000 1,000,295
Lloyds Bank Corporate Markets plc , 4.41% ,
10/27/25
(c)
....................... 1,000 978,700
Lloyds Bank plc (1-day SOFR + 0.20%), 4.56% ,
06/17/25
(a)
....................... 1,000 1,000,077
LSEGA Financing plc , 4.52% , 05/12/25
(c) (d)
.... 750 748,886
Mackinac Funding Co. LLC , 4.53% , 08/05/25
(c) (d)
500 494,055
Macquarie Bank Ltd. (1-day SOFR + 0.23%),
4.59% , 12/12/25
(a) (d)
................. 1,000 999,312
Macquarie Group Ltd. , 4.54% , 06/26/25
(c)
..... 1,000 992,965
Mitsubishi HC Finance America LLC , 4.79% ,
05/27/25
(c) (d)
...................... 750 747,351
MUFG Bank Ltd. , 4.39% , 05/16/25
(c)
........ 750 748,561

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares Prime Money Market ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
National Bank of Canada
(d)
(1-day SOFR + 0.26%), 4.62% , 11/10/25
(a)
.. USD 500 $ 499,891
4.25% , 02/02/26
(c)
.................. 500 484,208
(1-day SOFR + 0.33%), 4.69% , 02/05/26
(a)
.. 1,000 999,874
Natixis SA , 4.45% , 09/05/25
(c)
............ 400 393,849
Old Line Funding LLC (1-day SOFR + 0.23%),
4.59% , 08/20/25
(a) (d)
................. 1,000 999,933
Paradelle Funding LLC , 4.48% , 06/18/25
(c) (d)
... 500 497,011
Podium Funding Trust (1-day SOFR + 0.23%),
4.59% , 09/04/25
(a) (d)
................. 1,000 1,000,070
Prudential Financial, Inc. , 4.51% , 05/06/25
(c) (d)
.. 1,000 999,259
Ranger Funding Co. LLC , 4.53% , 09/04/25
(c) (d)
. 1,000 984,484
Royal Bank of Canada , 4.22% , 02/02/26
(c) (d)
... 1,000 968,669
Santander UK plc , 4.39% , 05/06/25
(c)
....... 1,000 999,279
Skandinaviska Enskilda Banken AB
(a)(d)
(1-day SOFR + 0.18%), 4.54% , 08/06/25 ... 1,000 1,000,099
(1-day SOFR + 0.40%), 4.76% , 04/22/26 ... 1,000 1,000,128
(1-day SOFR + 0.39%), 4.75% , 04/28/26 ... 500 500,005
Societe Generale SA , 4.48% , 06/10/25
(c) (d)
.... 1,000 994,993
Sumitomo Mitsui Trust Bank Ltd. , 4.51% ,
07/01/25
(c) (d)
...................... 1,000 992,399
Swedbank AB
(a)(d)
(1-day SOFR + 0.18%), 4.54% , 08/04/25 ... 1,000 1,000,093
(1-day SOFR + 0.20%), 4.56% , 11/25/25 ... 1,000 999,544
UBS AG
(a)(d)
(1-day SOFR + 0.31%), 4.67% , 03/03/26 ... 500 499,814
(1-day SOFR + 0.31%), 4.69% , 03/25/26 ... 1,000 999,392
(1-day SOFR + 0.45%), 4.79% , 04/14/26 ... 500 500,076
Westpac Banking Corp.
(a)(d)
(1-day SOFR + 0.22%), 4.58% , 03/02/26 ... 500 499,325
(1-day SOFR + 0.40%), 4.76% , 04/10/26 ... 1,000 1,000,176
Westpac Securities NZ Ltd. , 4.46% , 11/03/25
(c) (d)
1,000 977,625
Total Commercial Paper — 23 .8%
(Cost: $ 44,189,061 ) ............................... 44,184,251
Corporate Bonds
Consumer Finance — 0.4%
Toyota Motor Credit Corp., (1-day SOFR +
0.30%), 4.66%, 02/24/26
(a)
............ 680 678,617
Total Corporate Bonds — 0 .4%
(Cost: $ 680,000 ) ................................. 678,617
Total Repurchase Agreements — 51 .5%
(Cost: $ 95,750,000 ) ............................... 95,750,000
Total Investments — 97 .8%
(Cost: $ 181,619,027 ) .............................. 181,611,048
Other Assets Less Liabilities — 2.2% .................... 4,164,624
Net Assets — 100.0% ...............................
$ 185,775,672
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Issuer is a U.S. branch of a foreign domiciled bank.
(c)
Rates are the current rate or a range of current rates as of period end.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares Prime Money Market ETF

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4 .38% 04/30/25 05/01/25 $ 19,000 $ 19,000,000 $ 19,002,312
U.S. Government
Sponsored Agency
Obligations, 3.00% to
7.50%, due 04/20/36 to
04/20/55 ......... $ 21,666,575 $ 19,380,000
– –
BNP Paribas SA .... 4 .38 04/30/25 05/01/25 10,000 10,000,000 10,001,217
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.17%, due
11/01/31 to 04/20/65 . 16,880,351 10,222,651
4 .73
(a)
04/30/25 08/04/25 1,500 1,500,000 1,518,920
Corporate/Debt
Obligations, 3.88% to
7.50%, due 04/25/27 to
02/15/32 ......... 1,732,000 1,666,499
– –
$ 11,500,000 $ 11,889,150
– –
Goldman Sachs & Co.
LLC ........... 4 .38 04/30/25 05/01/25 20,000 20,000,000 20,002,433
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.50%, due
08/15/35 to 04/20/55 31,114,456 20,400,000
4 .78
(a)
04/30/25 06/15/25 1,500 1,500,000 1,509,162
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 5.50% to
5.94%, due 06/01/53 to
07/20/54 ......... 1,653,245 1,582,908
– –
$ 21,500,000 $ 21,982,908
– –
JP Morgan Securities
LLC ........... 4 .38 04/30/25 05/01/25 20,000 20,000,000 20,002,433
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.50%, due 05/20/27 to
03/20/65 ......... 26,754,030 20,400,000
4 .58
(a)
04/30/25 05/08/25 5,000 5,000,000 5,005,089
Corporate/Debt
Obligations, 4.38% to
10.50%, due 09/15/27
to 02/15/30 ....... 5,561,463 5,644,042
– –
$ 25,000,000 $ 26,044,042
– –
Wells Fargo Securities
LLC ........... 4 .38 04/30/25 05/01/25 15,000 15,000,000 15,001,825
U.S. Government
Sponsored Agency
Obligation, 5.50%, due
11/01/54 ......... 16,167,263 15,450,001
4 .78
(a)
04/30/25 08/09/25 3,750 3,750,000 3,800,289
Corporate/Debt
Obligations, 3.73% to
8.67%, due 07/20/26 to
01/20/38 ......... 5,101,401 4,012,500
– –
$ 18,750,000 $ 19,462,501
– –
$ 95,750,000 $ 98,758,601
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares Prime Money Market ETF
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 40,998,180 $ — $ 40,998,180
Commercial Paper ....................................... — 44,184,251 — 44,184,251
Corporate Bonds ........................................ — 678,617 — 678,617
Repurchase Agreements ................................... — 95,750,000 — 95,750,000
$ — $ 181,611,048 $ — $ 181,611,048

Statements of Assets and Liabilities
(unaudited)
April 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares
Government
Money Market
ETF
iShares Prime
Money Market
ETF
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 25,469,869 $ 85,861,048
Cash .............................................................................................. 1,370,279 3,890,691
Repurchase agreements, at value
(b)
.......................................................................... 17,000,000 95,750,000
Receivables: – –
Interest — unaffiliated .................................................................................. 22,134 300,466
Total a ssets ..........................................................................................
43,862,282 185,802,205
LIABILITIES
Payables: – –
Investments purchased ................................................................................. 1,685,369 —
Investment advisory fees ................................................................................ 4,867 26,533
Total li abilities .........................................................................................
1,690,236 26,533
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 42,172,046 $ 185,775,672
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 42,037,100 $ 185,173,066
Accumulated earnings ................................................................................... 134,946 602,606
NET ASSETS .........................................................................................
$ 42,172,046 $ 185,775,672
NET ASSET VALUE
Shares outstanding .....................................................................................
420,000 1,850,000
Net asset value ........................................................................................
$ 100.41 $ 100.42
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 25,467,399 $ 85,869,027
(b)
  Repurchase agreements, at cost .................................................................... $ 17,000,000 $ 95,750,000

Statements of Operations
(unaudited)

Period Ended April 30, 2025

Statements of Operations
See notes to financial statements.
iShares
Government
Money Market
ETF
(a)
iShares Prime
Money Market
ETF
(a)
INVESTMENT INCOME – –
Interest — unaffiliated ............................................................................... $ 333,554 $ 1,441,209
Total investment income ...............................................................................
333,554 1,441,209
EXPENSES
Investment advisory ................................................................................ 15,188 63,572
Total expenses .....................................................................................
15,188 63,572
Net investment income ................................................................................
318,366 1,377,637
REALIZED AND UNREALIZED GAIN (LOSS) $ 2,700 $ (7,966)
Net realized gain from:
Investments — unaffiliated ......................................................................... $ 230 $ 13
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 2,470 (7,979)
Net realized and unrealized gain (loss) .....................................................................
2,700 (7,966)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 321,066 $ 1,369,671
(a)
For the period from February 04, 2025 (commencement of operations) to April 30, 2025.

Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares Government
Money Market ETF
iShares Prime Money
Market ETF
Period from
02/04/25
(a)
to 04/30/25
(unaudited)
Period from
02/04/25
(a)
to 04/30/25
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 318,366 $ 1,377,637
Net realized gain .................................................................................. 230 13
Net change in unrealized appreciation (depreciation) .......................................................... 2,470 (7,979)
Net increase in net assets resulting from operations .............................................................
321,066 1,369,671
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ...................................................
(186,120)
(c)
(767,065)
(c)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
42,037,100 185,173,066
NET ASSETS
Total increase in net assets ............................................................................. 42,172,046 185,775,672
Beginning of period ..................................................................................
— —
End of period ......................................................................................
$ 42,172,046 $ 185,775,672
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout the period)

Financial Highlights
iShares
Government
Money Market
ETF
Period from
02/04/25
(a)
to 04/30/25
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 100.00
Net investment income
(b)
...............................................................................................
0 .9783
Net realized and unrealized loss
(c)
.........................................................................................
(0.0031)
Net increase from investment operations ...................................................................................... 0.9752
Distributions from net investment income
(d)
.................................................................................. (0.5656)
(e)
Net asset value, end of period ............................................................................................ $ 100.41
Total Return
(f)
Based on net asset value ................................................................................................ 0.98%
(g)
Ratios to Average Net Assets
Total expen ses .......................................................................................................
0.20%
(h)
Net investment income ..................................................................................................
4.19%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 42,172
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

iShares Prime
Money Market
ETF
Period from
02/04/25
(a)
to 04/30/25
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 100.00
Net investment income
(b)
...............................................................................................
1 .0115
Net realized and unrealized loss
(c)
.........................................................................................
(0.0144)
Net increase from investment operations ...................................................................................... 0.9971
Distributions from net investment income
(d)
.................................................................................. (0.5778)
(e)
Net asset value, end of period ............................................................................................ $ 100.42
Total Return
(f)
Based on net asset value ................................................................................................ 1.00%
(g)
Ratios to Average Net Assets
Total expen ses .......................................................................................................
0.20%
(h)
Net investment income ..................................................................................................
4.33%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 185,776
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
(a)
The Fund commenced operations on February 4, 2025.
Government Money Market operates as a "government money market fund" under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
Prime Money Market operates as a "money market fund" under Rule 2a-7 under the 1940 Act.
The Funds price and transact their shares at a net asset value (“NAV”) per share calculated to the sixth decimal place, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). Each Fund's share price was calculated to less decimal places in connection with transactions by investors on NYSE Arca, fluctuate from time to time, and may have been different from its NAV per share.
With respect to Prime Money Market, the Board of Trustees of the Trust (the "Board"), or its delegate, must impose a mandatory liquidity fee upon the sale of shares if the
Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The
Board, or its delegate, may also impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, at certain times, if such fee is determined to be in the best interests of such Fund.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition : For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The liquidity fees are collected and retained by Prime Money
Market for the benefit of the Fund’s remaining shareholders.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
Fund Name Herein Referred To As
Diversification
Classification
iShares Government Money Market ETF
(a)
........................................ Government Money Market Diversified
iShares Prime Money Market ETF
(a)
............................................ Prime Money Market Diversified

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of BFA, the Funds’
investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund.
The Funds, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives securities as collateral with a market value in excess of the

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock
Multi-Asset Complex in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
7.  PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Government Money Market .......................................... $ 42,467,399 $ 3,035 $ (565) $ 2,470
Prime Money Market ............................................... 181,619,027 10,672 (18,651) (7,979)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
(a)
Commencement of operations.
As of April 30, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 250,000 Shares of Government Money Market.
As of April 30, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 1,000,000 Shares of Prime Money Market.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Period from
02/04/25
(a)
to 04/30/25
Fund Name
Shares Amount
Government Money Market
Shares sold ........................................................................... 420,000 $ 42,037,100
Prime Money Market
Shares sold ........................................................................... 1,940,000 $ 194,201,977
Shares redeemed .......................................................................
(90,000) (9,028,911)
1,850,000 $ 185,173,066

Additional Information
2025
BlackRock Semi-Annual Financial Statements and Additonal Information

Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator, Custodian and Transfer Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosures of Investment Advisory Agreements

Disclosures of Investment Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on November 19-20,
2024 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares
Government Money Market ETF and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement.
The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board
Members”). In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by
BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services;
oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement. The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior
Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the
Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.
The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk &
Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii)
performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements,

Disclosures of Investment Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated
Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the second quartile, relative to the Fund’s Expense Peers.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Multi-Asset Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or

Disclosures of Investment Advisory Agreements
(continued)

Disclosures of Investment Advisory Agreements
controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board
Members were also assisted by the advice of independent legal counsel in making this determination.

Disclosures of Investment Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on November 19-20,
2024 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares
Prime Money Market ETF and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement.
The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board
Members”). In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by
BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services;
oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement. The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior
Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the
Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.
The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk &
Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii)
performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements,

Disclosures of Investment Advisory Agreements
(continued)

Disclosures of Investment Advisory Agreements
overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated
Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the second quartile, relative to the Fund’s Expense Peers.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Multi-Asset Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or

Disclosures of Investment Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board
Members were also assisted by the advice of independent legal counsel in making this determination.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
PJSC Public Joint Stock Company
SOFR Secured Overnight Financing Rate

Notice to Shareholders
The following applies to Government Money Market: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund's current prospectus. You could lose money by investing in the Fund. Because the share price and
NAV of the Fund will fluctuate, when shares are sold (or redeemed, in the case of an Authorized Participant), they may be worth more or less than what was originally paid for them. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The
Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The following applies to Prime Money Market: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund's current prospectus. You could lose money by investing in the Fund. Because the share price and NAV of the Fund will fluctuate, when shares are sold (or redeemed, in the case of an Authorized Participant), they may be worth more or less than what was originally paid for them.
The Fund may impose a fee upon the sale of shares by Authorized Participants. The Fund must generally impose a fee when net sales of Fund shares exceed certain levels.
An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Want to know more?
blackrock.com | 1-800-474-2737
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock ETF Trust

Date: June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock ETF Trust

Date: June 24, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust

Date: June 24, 2025